Accumulated Other Comprehensive Income (Loss) - Activity in Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Federal and State income tax rate	(8.90%)